Allowance for Losses and Credit Quality of Financing Receivables (Details 1) (Auto title loans [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Auto title loans [Member]
Aging analysis of past due financing receivables
Investment 1 to 30 days past due	$ 840	$ 796
Investment 31 to 60 days past due	479	552
Investment 61 to 90 days past due	283	432
Investment greater than 90 Days past due	219	532
Investment past due	1,821	2,312
Current receivable	1,939	1,970
Total Financing Receivable	3,760	4,282
Investment 90 days past due and still accruing	0	0
Allowance for credit losses 1 to 30 days past due	117	188
Allowance for credit losses 31 to 60 days past due	114	229
Allowance for credit losses 61 to 90 days past due	67	256
Allowance for credit losses greater than 90 days past due	172	367
Allowance for credit losses past due	470	1,040
Allowance for credit losses current	68	97
Total Financing Receivable	538	1,137
Allowance for credit losses 90 days past due and still accruing	$ 0	$ 0
Allowance for credit losses 1 to 30 days past due percentage	14.00%	24.00%
Allowance for credit losses 31 to 60 days past due percentage	24.00%	41.00%
Allowance for credit losses 61 to 90 days past due percentage	24.00%	59.00%
Allowance for credit losses greater than 90 days past due percentage	79.00%	69.00%
Allowance for credit losses past due percentage	26.00%	45.00%
Allowance for credit losses current percentage	4.00%	5.00%
Allowance for credit losses percentage	14.00%	27.00%
Allowance for credit losses 90 days past due and still accruing percentage	0.00%	0.00%